DEBT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
DEBT
Summary of Debt
June 30, 2022	Loan Facility	Trade Facility	Third Party	COVID Loans	Total
Beginning balance	$1,299,784	$6,207,010	$10,077,977	$234,117	$17,818,888
Proceeds	-	-	335,008	-	335,008
Payments	(157,663)	(207,035)	(2,085,132)		(2,449,830)
Conversion of debt	(1,190,000)	-		-	(1,190,000)
Recapitalized upon debt modification	-	(129,002)	(1,003,200)	-	(1,132,202)
Accretion of debt	77,551	-		-	77,751
Foreign currency translation	45,676	(105,056)	(80,863)	(19,109)	(159,352)
Subtotal	75,348	5,765,917	7,243,790	215,008	13,300,063
Notes payable - long-term	-	-	(992,289)	(187,337)	(1,179,626)
Notes payable - short-term	$75,348	$5,765,917	$6,251,501	$27,671	$12,120,437
December 31, 2021	Loan Facility	Trade Facility	Third Party	COVID Loans	Total
Beginning balance	$3,302,100	$6,446,000	$12,631,284	$435,210	$22,814,594
Proceeds	-	-	565,900	-	565,900
Payments	(141,475)	(57,835)	(62,878)	(3,233)	(265,421)
Conversion of debt	(1,606,500)	-	(3,010,000)	-	(4,616,500)
Recapitalized upon debt modification	(86,670)	-	-	-	(86,670)
Debt forgiveness	-	-	-	(169,770)	(169,770)
Foreign currency translation	(167,671)	(181,155)	(46,329)	(28,090)	(423,245)
Subtotal	1,299,784	6,207,010	10,077,977	234,117	17,818,888
Notes payable - long-term	-	(2,450,000)	(9,854,906)	(51,478)	(12,356,384)
Notes payable - short-term	$1,299,784	$3,757,010	$223,071	$182,639	$5,462,504

December 31, 2021	Loan Facility	Trade Facility	Third Party	COVID Loans	Total
Beginning balance	$3,302,100	$6,446,000	$12,631,284	$435,210	$22,814,594
Proceeds	-	-	565,900	-	565,900
Payments	(141,475)	(57,835)	(62,878)	(3,233)	(265,421)
Conversion of debt	(1,606,500)	-	(3,010,000)	-	(4,616,500)
Recapitalized upon debt modification	(86,670)	-	-	-	(86,670)
Debt forgiveness	-	-	-	(169,770)	(169,770)
Foreign currency translation	(167,671)	(181,155)	(46,329)	(28,090)	(423,245)
Subtotal	1,299,784	6,207,010	10,077,977	234,117	17,818,888
Notes payable - long-term	-	(2,450,000)	(9,854,906)	(51,478)	(12,356,384)
Notes payable - short-term	$1,299,784	$3,757,010	$223,071	$182,639	$5,462,504
December 31, 2020	Loan Facility	Bridge Loans	Trade Facility	Third Party	COVID Loans	Total
Beginning balance	$3,078,442	$191,287	$6,245,400	$2,514,595	$-	$12,029,724
Proceeds	-	-	-	16,121,500	435,210	16,556,710
Payments	-	(191,287)	-	(5,006,115)	-	(5,230,725)
Conversion of debt				(807,795)		(807,795)
Debt extinguishment	(12,066)	-	-	(192,205)	-	(204,271)
Foreign currency translation	269,047	-	200,600	1,304	-	470,951
Subtotal	3,302,100	-	6,446,000	12,631,284	435,210	22,814,594
Notes payable - long-term	(2,843,475)	-	(2,384,850)	(5,543,557)	-	(10,771,882)
Notes payable - short-term	$458,625	$-	$4,061,150	$7,087,727	$435,210	$12,042,712
Our outstanding debt as of December 31, 2021 is repayable as follows:
December 31, 2021
2022	$5,549,174
2023	11,709,951
2024	264,255
2025	268,724
2026 and thereafter	113,454
Total debt	17,905,558
Less: fair value adjustments to assumed debt obligations	(86,670)
Less: notes payable - current portion	(5,462,504)
Notes payable - long term portion	$12,356,384

Summary of Outstanding Debt
Our outstanding debt as of June 30, 2022 is repayable as follows:
June 30, 2022
2022	$3,140,672
2023	10,264,053
2024	338,399
2025	342,531
2026 and thereafter	340,992
Total debt	14,426,647
Less: fair value adjustments to assumed debt obligations	(1,126,584)
Less: notes payable - current portion	(12,120,437)
Notes payable - long term portion	$1,179,626